SEGMENT REPORTING	12 Months Ended
Mar. 31, 2023
SEGMENT REPORTING [Abstract]
SEGMENT REPORTING
17. SEGMENT REPORTING

Through the end of our fiscal year ended March 31, 2023, we had two segments: technology and financing. During the quarter ended June 30, 2023, we split our technology segment into three new segments-- product, professional services, and managed services-- to provide our management the ability to better manage and allocate resources among the separate components of our technology business. Our professional services and managed services are a significant component of our growth and long-term strategic initiatives. Subsequently, we manage and report our operating results through four operating segments: product, professional services, managed services, and financing.

Our product segment includes sales of IT products, third-party software, and third-party maintenance, software assurance, and other third-party services. Our professional services segment includes our advanced professional services, staff augmentation, project management services, cloud consulting services and security services. Our managed services segment includes our advanced managed services, service desk, storage-as-a-service, cloud hosted services, cloud managed services and managed security services. We refer to the product segment, professional services segment, and managed services segment collectively as our technology business. Our financing segment consists of the financing of IT equipment, software, and related services to commercial enterprises, state and local governments, and government contractors.

We measure the performance of the segments within our technology business based on gross profit, while we measure our financing segment based on operating income. We do not present asset information for our reportable segments as we do not provide asset information to our chief operating decision maker (“CODM”).

The following table provides reportable segment information (in thousands):

	Year Ended March 31,
	2023	2022	2021

Net Sales
Product	$1,750,802	$1,492,411	$1,305,789
Professional services	151,785	146,747	125,106
Managed services	112,658	93,878	77,059
Technology business	2,015,245	1,733,036	1,507,954
Financing	52,473	87,983	60,369
Total	2,067,718	1,821,019	1,568,323

Gross Profit
Product	380,741	316,622	269,162
Professional services	61,594	63,384	55,202
Managed services	32,155	28,147	21,871
Technology business	474,490	408,153	346,235
Financing	43,034	52,829	47,319
Total	517,524	460,982	393,554

Operating expenses
Technology business	334,380	299,153	270,570
Financing	16,982	14,513	16,649
Total	351,362	313,666	287,219

Operating income
Technology business	140,110	109,000	75,665
Financing	26,052	38,316	30,670
Total	166,162	147,316	106,335
Other income (expense), net	(3,188)	(432)	571
Earnings before tax	$162,974	$146,884	$106,906

Depreciation and amortization
Technology business	$13,598	$14,535	$13,839
Financing	111	111	112
Total	$13,709	$14,646	$13,951

Interest and financing costs
Technology business	$2,897	$928	$521
Financing	1,236	975	1,484
Total	$4,133	$1,903	$2,005

Selected Financial Data - Statement of Cash Flow

Purchases of property, equipment and operating lease equipment
Technology business	$7,693	$4,951	$4,752
Financing	1,687	18,231	6,761
Total	$9,380	$23,182	$11,513

The following tables provide a disaggregation of net sales by source and further disaggregate our revenue recognized from contracts with customers by timing and our position as principal or agent (in thousands):

	Year ended March 31, 2023
	Product	Professional Services	Managed Services	Financing	Total

Net Sales
Contracts with customers	$1,728,125	$151,785	$112,658	$9,304	$2,001,872
Financing and other	22,677	-	-	43,169	65,846
Total	$1,750,802	$151,785	$112,658	$52,473	$2,067,718

Timing and position as principal or agent
Transferred at a point in time as principal	$1,566,760	$-	$-	$9,304	$1,576,064
Transferred at a point in time as agent	161,365	-	-	-	161,365
Transferred over time as principal	-	151,785	112,658	-	264,443
Total revenue from contracts with customers	$1,728,125	$151,785	$112,658	$9,304	$2,001,872

	Year ended March 31, 2022
	Product	Professional Services	Managed Services	Financing	Total

Net Sales
Contracts with customers	$1,477,468	$146,747	$93,878	$34,842	$1,752,935
Financing and other	14,943	-	-	53,141	68,084
Total	$1,492,411	$146,747	$93,878	$87,983	$1,821,019

Timing and position as principal or agent
Transferred at a point in time as principal	$1,342,769	$-	$-	$34,842	$1,377,611
Transferred at a point in time as agent	134,699	-	-	-	134,699
Transferred over time as principal	-	146,747	93,878	-	240,625
Total revenue from contracts with customers	$1,477,468	$146,747	$93,878	$34,842	$1,752,935

	Year ended March 31, 2021
	Product	Professional Services	Managed Services	Financing	Total

Net Sales
Contracts with customers	$1,281,939	$125,106	$77,059	$12,369	$1,496,473
Financing and other	23,850	-	-	48,000	71,850
Total	$1,305,789	$125,106	$77,059	$60,369	$1,568,323

Timing and position as principal or agent
Transferred at a point in time as principal	$1,174,582	$-	$-	$12,369	$1,186,951
Transferred at a point in time as agent	107,357	-	-	-	107,357
Transferred over time as principal	-	125,106	77,059	-	202,165
Total revenue from contracts with customers	$1,281,939	$125,106	$77,059	$12,369	$1,496,473

TECHNOLOGY BUSINESS DISAGGREGATION OF REVENUE

The following tables provide a disaggregation of our revenue from contracts with customers for our technology business by customer end market and by type (in thousands):

	Year Ended March 31,
	2023	2022	2021
Customer end market:
Telecom, media & entertainment	$532,921	$502,408	$371,913
Technology	393,594	250,485	251,683
SLED	290,624	241,769	245,919
Healthcare	274,936	270,481	200,067
Financial services	156,257	155,160	198,761
All others	366,913	312,733	239,611
Net sales	2,015,245	1,733,036	1,507,954
Less: revenue from financing and other	(22,677)	(14,943)	(23,850)
Total revenue from contracts with customers	$1,992,568	$1,718,093	$1,484,104

Type:
Product
Networking	$803,678	$611,488	$510,205
Cloud	587,097	581,113	516,930
Security	214,459	158,927	155,186
Collaboration	57,472	57,244	47,504
Other	88,096	83,639	75,964
Total product	1,750,802	1,492,411	1,305,789

Professional services	151,785	146,747	125,106
Managed services	112,658	93,878	77,059
Net sales	2,015,245	1,733,036	1,507,954
Less: revenue from financing and other	(22,677)	(14,943)	(23,850)
Total revenue from contracts with customers	$1,992,568	$1,718,093	$1,484,104

We do not disaggregate sales by customer end market beyond the technology business.

FINANCING SEGMENT DISAGGREGATION OF REVENUE

We analyze our revenues within our financing segment based on the nature of the arrangement, and our revenues from contracts with customers consist of proceeds from the sale of off-lease equipment. All revenues from contracts with customers in our financing segment are recognized at a point in time as principal.

GEOGRAPHIC INFORMATION

The geographic information for the years ended March 31, 2023, 2022, and 2021 was as follows (in thousands):

	Year Ended March 31,
	2023	2022	2021

Net sales:
US	$1,953,465	$1,716,525	$1,476,466
Non US	114,253	104,494	91,857
Total	$2,067,718	$1,821,019	$1,568,323

Our long-lived tangible assets include property and equipment-net, operating leases-net, and equipment that has been returned to us at the termination of the lease.

	March 31,
	2023	2022
Long-lived tangible assets:
US	$16,313	$21,837
Non US	1,140	716
Total	$17,453	$22,553

Sales to Verizon Communications Inc. represented 22%, 24% and 19% of net sales for the years ended March 31, 2023, March 31, 2022, and March 31, 2021, respectively, all of which related to our technology business segments.